Vessels, Net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Vessels, Net
5.	Vessels, Net
The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance, December 31, 2023	79,824,125	(4,662,694)	75,161,431

Acquisition	15,166,025	—	15,166,025

Depreciation for the period	—	(2,926,709)	(2,926,709)

Balance, June 30, 2024	94,990,150	(7,589,403)	87,400,747

The additions during the period ended June 30, 2024 relate to the acquisition of the vessel “Eco Spitfire” (Note 3).

At June 30, 2024, the Company performed an impairment review of its vessels since the book values of two vessels were substantially higher than their market values. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value and no impairment
loss was recognized for the
six-month
period ended June 30, 2024.